Property, plant and equipment - Disclosure of changes in other assets segregated between owned assets (in use) and assets related to operating leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	€ 37,687
Property, plant and equipment at end of period	45,011	€ 37,687
Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	37,687
Property, plant and equipment at end of period	45,011	37,687
Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	6,363
Property, plant and equipment at end of period	11,163	6,363
Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	5,594
Property, plant and equipment at end of period	10,077	5,594
Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	769
Property, plant and equipment at end of period	1,086	769
Gross amount | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	76,277	71,819
Additions	12,478	7,695
Divestitures and disposals	(2,710)	(2,358)
Translation differences	1,298	(799)
Change in the scope of consolidation	219	93
Other changes	(280)	(92)
Transfer to Assets held for sale	(110)	(81)
Property, plant and equipment at end of period	87,172	76,277
Gross amount | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	8,445	6,656
Additions	5,805	2,123
Divestitures and disposals	(609)	(292)
Translation differences	382	(67)
Change in the scope of consolidation	207	(5)
Other changes	(227)	30
Transfer to Assets held for sale	(2)	0
Property, plant and equipment at end of period	14,001	8,445
Gross amount | Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	6,218	4,505
Additions	5,201	1,789
Divestitures and disposals	(304)	(60)
Translation differences	310	(24)
Change in the scope of consolidation	64	0
Other changes	(281)	8
Transfer to Assets held for sale	0
Property, plant and equipment at end of period	11,208	6,218
Gross amount | Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	2,227	2,151
Additions	604	334
Divestitures and disposals	(305)	(232)
Translation differences	72	(43)
Change in the scope of consolidation	143	(5)
Other changes	54	22
Transfer to Assets held for sale	(2)
Property, plant and equipment at end of period	2,793	2,227
Accumulated amortization and impairment losses | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(38,590)	(35,614)
Divestitures and disposals	2,174	2,035
Translation differences	(304)	312
Change in the scope of consolidation	70	(36)
Other changes	179	(101)
Transfer to Assets held for sale	39	9
Depreciation	5,360	5,137
Impairment losses and asset write offs	369	58
Property, plant and equipment at end of period	(42,161)	(38,590)
Accumulated amortization and impairment losses | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(2,082)	(1,713)
Divestitures and disposals	305	214
Translation differences	(70)	28
Change in the scope of consolidation	(49)	0
Other changes	43	(9)
Transfer to Assets held for sale	1	0
Depreciation	986	601
Impairment losses and asset write offs	0	1
Property, plant and equipment at end of period	(2,838)	(2,082)
Accumulated amortization and impairment losses | Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(624)	(491)
Divestitures and disposals	18	7
Translation differences	(26)	0
Change in the scope of consolidation	(26)
Other changes	31	(8)
Transfer to Assets held for sale	0
Depreciation	504	132
Impairment losses and asset write offs		0
Property, plant and equipment at end of period	(1,131)	(624)
Accumulated amortization and impairment losses | Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(1,458)	(1,222)
Divestitures and disposals	287	207
Translation differences	(44)	28
Change in the scope of consolidation	(23)
Other changes	12	(1)
Transfer to Assets held for sale	1
Depreciation	482	469
Impairment losses and asset write offs		1
Property, plant and equipment at end of period	€ (1,707)	€ (1,458)